CONSOLIDATED BALANCE SHEETS - USD ($)	Oct. 31, 2021	Oct. 31, 2020
CURRENT ASSETS:
Cash and cash equivalents	$ 30,024,372	$ 6,137,689
Restricted cash	819,269	785,806
Accounts receivable	320,848	1,247,059
Deferred offering costs	0	895,567
Prepaid expenses and other current assets	465,650	494,476
Total Current Assets	31,630,139	9,560,597
NON-CURRENT ASSETS:
Note receivable	7,500,000	0
Interest receivable	113,014	0
Property and equipment, net	11,265	15,097
Intangible assets, net	147,538	160,219
Right-of-use assets, operating leases, net	760,229	317,141
Other non-current assets	188,281	7,419
Total Non-current Assets	8,720,327	499,876
Total Assets	40,350,466	10,060,473
CURRENT LIABILITIES:
Taxes payable	493,196	548,630
Salary payable	103,168	129,711
Accrued liabilities and other payables	95,664	180,394
Due to related parties	2,564	241,097
Operating lease liabilities	423,124	170,082
Operating lease liabilities - related party	0	18,737
Total Current Liabilities	1,117,716	1,288,651
NON-CURRENT LIABILITIES:
Operating lease liabilities - noncurrent portion	237,848	123,404
Operating lease liabilities - related party - noncurrent portion	0	9,705
Total Non-current Liabilities	237,848	133,109
Total Liabilities	1,355,564	1,421,760
Commitments and Contingencies - (Note 17)
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Additional paid-in capital	39,776,761	7,696,468
(Accumulated deficit) retained earnings	(1,090,060)	884,076
Statutory reserve	199,653	170,066
Accumulated other comprehensive income (loss)	96,709	(117,392)
Total TIAN RUIXIANG Holdings Ltd shareholders' equity	38,994,413	8,638,218
Non-controlling interest	489	495
Total Equity	38,994,902	8,638,713
Total Liabilities and Equity	40,350,466	10,060,473
Common Class A [Member]
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	10,100	3,750
Common Class B [Member]
TIAN RUIXIANG Holdings Ltd Shareholders' Equity:
Ordinary shares	$ 1,250	$ 1,250